SCHALLER INVESTMENT GROUP
                                    FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         02-06-12
      -----------------------        -----------------        ----------
           [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:  $   93612
                                         -----------
                                         (thousands)

                               September 30, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751y106     2089    30000 SH       Sole                    30000
BENCHMARK BANKSHARES INC NEW   COM              08160e207      228    15798 SH       Sole                    15798
Berkley W R                    COM              084423102    11417   331975 SH       Sole                   331975
Berkshire Hthwy CL B           COM              084670207     8935   117106 SH       Sole                   117106
COPART INC                     COM              217204106      958    20000 SH       Sole                    20000
Cardinal Bankshares            COM              141478107     2004   151267 SH       Sole                   151267
Everest Re Group LTD           COM              g3223r108     4204    50000 SH       Sole                    50000
Expeditors Intl Wash           COM              302130109     2308    56345 SH       Sole                    56345
Goldman Sachs Group            COM              38141g104      918    10154 SH       Sole                    10154
Google                         COM              38259p508     8830    13671 SH       Sole                    13671
HIGH POINT BANK CORP           COM              429706104      333     4448 SH       Sole                     4448
Homefed                        COM              43739d307     1174    60535 SH       Sole                    60535
Howard Hughes                  COM              44267d107     3322    75200 SH       Sole                    75200
Imperial Metals Corp           COM              452892102     2485   200000 SH       Sole                   200000
JC Penney                      COM              708160106     8205   233415 SH       Sole                   233415
Johnson & Johnson              COM              478160104     3409    51978 SH       Sole                    51978
METRO BANCORP INC              COM              59161r101      769    91750 SH       Sole                    91750
McDonalds                      COM              580135101    11000   109640 SH       Sole                   109640
Microsoft                      COM              594918104     9851   379450 SH       Sole                   379450
Republic First Bancorp         COM              760416107     3694  2547594 SH       Sole                  2547594
Ritchie Bros.                  COM              767744105     2481   112380 SH       Sole                   112380
Target                         COM              87612e106     1345    26250 SH       Sole                    26250
Walgreen                       COM              931422109     3653   110500 SH       Sole                   110500